Capital Stock - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses					$ 62,500		$ 73,400		$ 4,506	$ 70,200		$ 3,735
Share-based payment arrangement, total	$ 14,300	$ 17,200	$ 42,200	$ 46,300	54,800	[1]	69,200	[1]		70,200	[1]
Impact of accelerated vesting on equity awards			4,700	7,300	7,700	[2]	4,200	[2]		0	[2]
Total share-based compensation expense	14,300	24,000	46,900	53,600
LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	14,300	12,700	31,400	34,200	81,200		97,800			100,000
Corporate allocation of share-based compensation	0	4,500	10,800	12,100
Share-based payment arrangement, total	14,300	17,200	42,200	46,300
Impact of accelerated vesting on equity awards	0	6,800	4,700	7,300	9,400		4,200			0
Total share-based compensation expense	14,300	24,000	46,900	53,600	90,600		102,000			100,000
Stock Options | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	200	400	600	1,400	2,200		7,000			19,200
Restricted Share Units and Other Share-based Compensation | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	13,900	12,200	30,300	32,600	77,500		86,800			73,400
Share appreciation rights | LIONSGATE STUDIOS CORP [Member]
Share-Based Compensation Expense [Line Items]
Allocated share based compensation expenses	$ 200	$ 100	$ 500	$ 200	$ 1,500		$ 4,000			$ 7,400

[1]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.